April 2, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     AXP Market Advantage Series, Inc.
            AXP Blue Chip  Advantage Fund
            AXP S&P 500  Index  Fund
            AXP Mid Cap Index  Fund
            AXP Total  Stock Market  Index  Fund
            AXP International  Equity  Index Fund
            AXP Nasdaq 100 Index Fund
            AXP Small Company Index Fund

        File No. 33-30770/811-5897

Dear Ms. Mengiste:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP MARKET ADVANTAGE SERIES, INC.




/s/ Leslie L. Ogg
------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/MML